Benefit Plans - Schedule of Net Periodic Benefit Expense (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of unrecognized net actuarial loss (gain)	$ 39	$ 22	$ 43	$ 100	$ 40
Benefit Equalization Plan ("BEP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost			154	143	162
Amortization of unrecognized net actuarial loss (gain)			37	50	10
Net periodic benefit cost			191	193	172
Discount rate			5.00%	4.25%	5.75%
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost			54	62	23
Interest cost			45	40	34
Amortization of unrecognized past service liability					3
Amortization of unrecognized net actuarial loss (gain)				4	(12)
Net periodic benefit cost			99	106	48
Discount rate			5.00%	4.25%	5.75%
Salary increase rate			3.25%	3.25%	3.25%
Directors' Consultation and Retirement Plan ("DCRP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost			147	168	131
Interest cost			136	125	146
Amortization of unrecognized past service liability			46	48	61
Amortization of unrecognized net actuarial loss (gain)			(39)		(23)
Net periodic benefit cost			290	341	315
Discount rate			5.00%	4.25%	5.75%
Salary increase rate			3.25%	3.25%	3.25%
Benefit Equalization Plan, Postretirement Welfare Plan and Directors' Consultation and Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	113	100				56	50
Interest cost	164	168				82	84
Amortization of unrecognized past service liability	24	24				12	12
Amortization of unrecognized net actuarial loss (gain)	14	(2)				7	(1)
Net periodic benefit cost	$ 315	$ 290				$ 157	$ 145